SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)   Principles of consolidation

The accompanying consolidated financial statements include the financial statements of GDS Holdings Limited, its subsidiaries and consolidated variable interest entities and variable interest entities’ subsidiaries in which GDS Holdings has a controlling financial interest.

The Company’s data center related operations are mainly conducted through Shanghai Xinwan Enterprise Management Co., Ltd. (“Management HoldCo”), Beijing Wanguo Chang’an Science and Technology Co., Ltd. (“GDS Beijing”), GDS Beijing’s subsidiaries and Shanghai Shu’an Data Services Co., Ltd. (“GDS Shanghai”) (referred to as the “VIEs”) to comply with the PRC laws and regulations, which prohibit foreign investments in companies that are engaged in data center related business. Individuals acting as nominee equity holders ultimately hold the legal equity interests of the VIEs on behalf of GDS Holdings.

Prior to December 2019, the equity holders of GDS Beijing and GDS Shanghai were William Wei Huang, CEO of GDS Holdings, and his relative. In order to enhance corporate governance and facilitate administration of the VIEs, in December 2019, GDS Holdings completed transfer of ownership of the 100% equity interest of GDS Beijing and GDS Shanghai from William Wei Huang and his relative to a newly established holding company, Management HoldCo. The entire equity interest in Management HoldCo is held by a number of management personnel designated by the board of directors of GDS Holdings. In conjunction with the transfer of legal ownership, GDS (Shanghai) Investment Co., Ltd. (“GDS Investment Company”), a subsidiary of GDS Holdings, entered into a series of contractual arrangements with Management HoldCo, its shareholders, GDS Beijing and GDS Shanghai to replace the previous contractual arrangements with GDS Beijing and GDS Shanghai on substantially the same terms under such previous contractual arrangements. The previous contractual arrangements were terminated simultaneously when the current contractual arrangements came into effect, and the subsidiary of GDS Holdings under the previous and current contractual arrangements is the same entity, namely GDS Investment Company. GDS Holdings also replaced the sole director of GDS Shanghai and certain subsidiaries of GDS Beijing with a board of three directors. William Wei Huang acts as the Chairman of the board of directors of Management HoldCo, GDS Investment Company, GDS Beijing and GDS Shanghai and their subsidiaries respectively. Other management members of GDS and board appointee serve as directors and officers of Management HoldCo., GDS Investment Company, GDS Beijing and GDS Shanghai and their subsidiaries.

This restructuring could reduce risk by allocating ownership of the VIEs among a larger number of individual management shareholders, and strengthen corporate governance with the establishment of the board of directors of the VIEs and their subsidiaries. This restructuring could also create a more stable ownership structure by avoiding reliance on a single or small number of natural persons, and by buffering the ownership of the VIEs with an additional layer of legal entities.

A series of contractual arrangements, including equity interest pledge agreements, shareholder voting rights proxy agreements, exclusive technology license and service agreements, intellectual property rights license agreements, exclusive call option agreements and loan agreements (collectively, referred to as “VIE Agreements”) were entered into among GDS Beijing, GDS Shanghai, Management HoldCo, its shareholders and GDS Investment Company.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, each shareholder of Management HoldCo has pledged all of his or her equity interest in Management HoldCo as a continuing first priority security interest in favor of GDS Investment Company, as applicable, to respectively guarantee Management HoldCo’s and its shareholders’ performance of their obligations under the relevant contractual arrangement, and Management HoldCo has pledged all of its equity interest in GDS Beijing and GDS Shanghai as a continuing first priority security interest in favor of GDS Investment Company, as applicable, to respectively guarantee their performance of their obligations under the relevant contractual arrangement, which include the exclusive technology license and service agreement, loan agreement, exclusive call option agreement, and shareholder voting rights proxy agreement, and intellectual property rights license agreement. If GDS Beijing or GDS Shanghai or Management HoldCo or any of its shareholders breaches their contractual obligations under these agreements, GDS Investment Company, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Management HoldCo, GDS Beijing and GDS Shanghai in accordance with PRC law. Management HoldCo and each of its shareholders agrees that, during the term of the equity interest pledge agreements, it or he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of GDS Investment Company. The equity interest pledge agreements remain effective until GDS Beijing and GDS Shanghai and Management HoldCo and its shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered by Management HoldCo, GDS Beijing and GDS Shanghai in favor of GDS Investment Company with the relevant office of the Administration for Market Regulation in accordance with the relevant PRC laws and regulations.

Shareholder Voting Rights Proxy Agreements. Pursuant to the shareholder voting rights proxy agreements, each of GDS Beijing, GDS Shanghai, Management HoldCo and each of its shareholders has irrevocably appointed the PRC citizen(s) as designated by GDS Investment Company to act as GDS Beijing’s, GDS Shanghai’s, Management HoldCo’s and GDS Beijing’s, GDS Shanghai’s, Management HoldCo’s shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Management HoldCo, GDS Beijing, GDS Beijing’s subsidiaries, GDS Shanghai and GDS Shanghai’s subsidiaries requiring shareholder approval, and appointing directors and executive officers. GDS Investment Company is also entitled to change the appointment by designating another PRC citizen(s) to act as exclusive attorney-in-fact of GDS Beijing, GDS Shanghai, Management HoldCo and its shareholders with prior notice to Management HoldCo or its such shareholders. Each shareholder voting rights proxy agreement will remain in force for so long as Management HoldCo remains a shareholder of GDS Beijing or GDS Shanghai and the shareholder remains a shareholder of Management HoldCo, as applicable.

Exclusive Technology License and Service Agreements. Under the exclusive technology license and service agreements, GDS Investment Company licenses certain technology to each of Management Holdco, GDS Beijing and GDS Shanghai and GDS Investment Company has the exclusive right to provide Management HoldCo, GDS Beijing and GDS Shanghai with technical support, consulting services and other services. Without GDS Investment Company’s prior written consent, each of Management HoldCo, GDS Beijing and GDS Shanghai agrees not to accept the same or any similar services provided by any third party. Each of Management HoldCo, GDS Beijing and GDS Shanghai agrees to pay service fees in an amount of substantially all of their profits to GDS Investment Company. GDS Investment Company owns the intellectual property rights arising out of its performance of these agreements. In addition, each of Management HoldCo, GDS Beijing and GDS Shanghai has granted GDS Investment Company an exclusive right to purchase or to be licensed with any or all of the intellectual property rights of Management HoldCo, GDS Beijing or GDS Shanghai at the lowest price permitted under PRC law. Unless otherwise agreed by the parties, these agreements will continue remaining effective.

Intellectual Property Rights License Agreements. Pursuant to an intellectual property rights license agreement between GDS Investment Company and each of Management HoldCo, GDS Beijing and GDS Shanghai, Management HoldCo, GDS Beijing and GDS Shanghai has granted GDS Investment Company an exclusive license to use for free any or all of the intellectual property rights owned by each of them from time to time, and without the parties’ prior written consent, Management HoldCo, GDS Beijing and GDS Shanghai cannot take any actions, including without limitation to, transferring or licensing outside its ordinary course of business any intellectual property rights to any third parties, which may affect or undermine GDS Investment Company’s use of the licensed intellectual property rights from Management HoldCo, GDS Beijing and GDS Shanghai. The parties have also agreed under the agreement that GDS Investment Company should own the new intellectual property rights developed by it regardless of whether such development is dependent on any of the intellectual property rights owned by Management HoldCo, GDS Beijing and GDS Shanghai. This agreement can only be early terminated by prior mutual consent of the parties and need to be renewed upon GDS Investment Company’s unilateral request.

Exclusive Call Option Agreements. Pursuant to the exclusive call option agreements, Management HoldCo and each of its shareholders has irrevocably granted GDS Investment Company an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of Management HoldCo’s equity interests in GDS Beijing and GDS Shanghai or its such shareholders’ equity interests in Management HoldCo. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without GDS Investment Company’s prior written consent, Management HoldCo and its shareholders have agreed that each of Management HoldCo, GDS Beijing and GDS Shanghai shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans, distribute dividends to the shareholders and etc. These agreements will remain effective until all equity interests of Management HoldCo, GDS Beijing and GDS Shanghai held by their shareholders have been transferred or assigned to GDS Investment Company or its designated person(s).

Loan Agreements. Pursuant to the loan agreements between GDS Investment Company and Management HoldCo or its shareholders, GDS Investment Company has agreed to extend loans in an aggregate amount of RMB310,100 to Management HoldCo solely for the capitalization of GDS Beijing and GDS Shanghai and RMB1,000 to the shareholders of Management HoldCo solely for the capitalization of Management HoldCo. Pursuant to the loan agreements, GDS Investment Company has the right to require repayment of the loans upon delivery of thirty-day’s prior notice to Management HoldCo or its shareholders, as applicable, and Management HoldCo or its shareholders can repay the loans by either sale of their equity interests in GDS Beijing and GDS Shanghai or Management HoldCo, as applicable, to GDS Investment Company or its designated person(s) pursuant to their respective exclusive call option agreements, or other methods as determined by GDS Investment Company pursuant to its articles of association and the applicable PRC laws and regulations.

Under the terms of the VIE Agreements, GDS Holdings has (i) the right to receive service fees on a yearly basis at an amount equivalent to all of the net profits of the VIEs under the exclusive technology license and services agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law; and (iv) the right to require each of the shareholder of the VIEs to appoint the PRC citizen(s) as designated by GDS Investment Company to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in the VIEs, and appointing directors and executive officers.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, GDS Holdings has a controlling financial interest in the VIEs because GDS Holdings has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. There is currently no contractual arrangement that would require GDS Holdings to provide additional financial support to the VIEs. As GDS Holdings is conducting certain businesses mainly through the VIEs, GDS Holdings may provide such support on a discretionary basis in the future, which could expose GDS Holdings to a loss. The terms of the VIE Agreements and financial support from GDS Holdings to the VIEs were considered in determining that GDS Holdings is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in GDS Holdings’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to GDS Holdings. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to GDS Holdings.

The Company has been advised by its PRC legal counsel that each of the VIE agreements is valid, legally binding and enforceable in accordance with its terms and applicable PRC laws and the ownership structure of the VIEs does not violate applicable PRC Laws. However, there are uncertainties regarding the interpretation and application of PRC laws and future PRC laws and regulations. There can be no assurance that the PRC authorities will take a view that is not contrary to or otherwise different. If the current ownership structure of the Company and the VIE Agreements are determined to be in violation of any existing or future PRC laws and regulations, the PRC government could:

●	Levy fines on the Company or confiscate income of the Company;
●	Revoke or suspend the VIEs’ business or operating licenses;
●	Discontinue or place restrictions or onerous conditions on VIE’s operations;
●	Require the Company to discontinue their operations in the PRC;
●	Require the Company to undergo a costly and disruptive restructuring;
●	Take other regulatory or enforcement actions that could be harmful to the Company’s business.

The imposition of any of these government actions could result in the termination of the VIE agreements, which would result in GDS Holdings losing the (i) ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs and thus result in the deconsolidation of the VIEs in GDS Holdings’ consolidated financial statements. In the opinion of the Company, the likelihood of deconsolidation of the VIEs is remote based on current facts and circumstances.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries.

	As of December 31,
	2024	2025
Assets
Current assets
Cash	1,858,820	4,541,442
Restricted cash	3,080	8,958
Accounts receivable, net of allowance for credit losses	2,996,660	2,428,590
VAT recoverable	170,726	188,590
Amount due from related parties, current	—	24,641
Other current assets	156,169	208,903
Total current assets	5,185,455	7,401,124

Non-current assets
Restricted cash	46,322	4,572
VAT recoverable	48,976	58,105
Property and equipment, net	1,895,324	1,573,740
Intangible assets, net	55,393	43,520
Operating lease right-of-use assets	124,230	83,476
Deferred tax assets	58,970	103,381
Other non-current assets	113,728	102,716
Total non-current assets	2,342,943	1,969,510
Total assets	7,528,398	9,370,634

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	404,801	282,433
Accounts payable	502,672	390,791
Amount due to related parties	—	62,252
Accrued expenses and other payables	253,236	330,923
Deferred revenue	82,633	106,277
Operating lease liabilities, current	33,563	26,005
Finance lease and other financing obligations, current	45,153	48,986
Total current third-party liabilities	1,322,058	1,247,667

Non-current liabilities
Long-term borrowings, excluding current portion	399,043	266,266
Operating lease liabilities, non-current	81,881	70,464
Finance lease and other financing obligations, non-current	851,192	802,388
Deferred tax liabilities	32,746	24,122
Other long-term liabilities	57,766	64,801
Total non-current third-party liabilities	1,422,628	1,228,041
Total third-party liabilities	2,744,686	2,475,708
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,023,141	6,026,778
Total liabilities	6,767,827	8,502,486

As of December 31, 2024 and 2025, accounts receivable of RMB77,129 and RMB20,437, respectively, other current assets of RMB17,018 and RMB21,836, respectively, other non-current assets of RMB4,049 and nil, respectively, and property and equipment of RMB27,731 and nil, respectively, of VIEs were pledged solely to secure banking borrowings of VIEs.

As of December 31, 2024 and 2025, long-term borrowings of the consolidated VIEs of RMB547,438 and RMB396,469, respectively, were guaranteed by GDS Holdings Limited and its subsidiaries.

Net revenue, net (loss) income, operating, investing and financing cash flows of the VIEs that were included in the Company’s consolidated financial statements for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Years ended December 31,
	2023	2024	2025

Net revenue	9,489,505	9,919,021	11,142,122
Net (loss) income	(7,897)	214,697	107,577
Net cash provided by (used in) operating activities	235,448	(5,129)	844,806
Net cash (used in) provided by investing activities	(86,336)	(236,574)	2,177,111
Net cash used in financing activities	(25,567)	(332,573)	(375,167)

The unrecognized revenue-producing assets that are held by the VIEs comprise of internally developed software, intellectual property and trademarks which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.

The Company deconsolidates a subsidiary when it no longer has a controlling financial interest in the subsidiary, in which case, the Company accounts for the deconsolidation of a subsidiary by recognizing a gain or loss in net income attributable to the parent, measured as the difference between:

a.The aggregate of all of the following:

1.	The fair value of any consideration received;
2.	The fair value of any retained noncontrolling investment in the former subsidiary at the date the subsidiary is deconsolidated;
3.

The carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the noncontrolling interest) at the date the subsidiary is deconsolidated.

b.The carrying amount of the former subsidiary’s assets and liabilities.

Use of estimates

(b)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the fair value of retained equity method investment upon deconsolidation, the fair value of consideration expected to be received and the subscription price expected to be paid related to ABS, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the impairment of goodwill, the realizability of deferred income tax assets, the fair value of share-based compensation awards and the recoverability of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents

(c)   Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company has cash equivalents of RMB702,882 and RMB2,025,410 as of December 31, 2024 and 2025, respectively.

Time deposits

(d)   Time deposits

Time deposits are fixed deposits in financial institutions with original maturities greater than three months, which are measured at amortized cost. Time deposits with remaining maturities less than twelve months are classified as short-term time deposits, and others are classified as long-term time deposits.

As of December 31, 2025, the Company’s time deposits comprised of those in commercial banks with original maturities of between three months and one year, classified as held-to-maturity debt investments. In the year ended December 31, 2025, the Company recorded interest income from its time deposits of RMB7,894.

Restricted cash

(e)   Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s use, primarily as security for bank borrowings, related interests and certain construction projects. Upon repayment of bank borrowings and the related interests and completion of construction projects, the deposits are released by the bank and available for general use by the Company. Restricted cash is classified as current asset if it is expected to be released for general use by the Company within one year. Otherwise, it is classified as non - current asset.

Fair value of financial instruments

(f)   Fair value of financial instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (Note 18 to the consolidated financial statements):

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Contract balances

(g)   Contract balances

The timing of revenue recognition, billings and cash collections result in accounts receivable, contract assets and contract liabilities (i.e. deferred revenue). Accounts receivable are recorded at the invoice amount, net of an allowance for credit losses and is recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Company uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Company’s control. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the allowance for credit losses. The Company does not have any off-balance-sheet credit exposure related to its customers.

A contract asset exists when the Company has transferred products or provided services to its customers but customer payment is contingent upon satisfaction of additional performance obligations. Contract assets are recorded in other current assets in the consolidated balance sheet.

Deferred revenue (a contract liability) is recognized when the Company has an unconditional right to a payment before it transfers goods or services to customers.

Equity method investments

(h)   Equity method investments

The Company’s investments in entities in which the Company can exercise significant influence but do not own a majority equity interest or control are generally accounted for under the equity method of accounting. Equity method investments are initially measured at cost, except for the retained investments in the common stock of an investee (including a joint venture) in a deconsolidation transaction which are initially measured at fair value. Key estimates and assumptions used to determine the fair value include the amount and timing of future expected cash flows and discount rate. Basis differences are the differences between the Company’s initial cost of the investment and its proportionate share of the individual assets and liabilities of the investee (historical carrying value). When an investee meets the definition of a business, any excess of the initial cost of the investment over the proportional fair value of the assets and liabilities of the investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. Equity method investments are subsequently adjusted for the Company’s share of the income and losses of the investees and adjustments related to (i) elimination of intra-entity profits and losses, (ii) amortization of any basis differences subject to amortization, (iii) the Company’s share of changes in the investee’s capital and other comprehensive income. The Company’s proportionate share of the income or loss from its equity method investment is recorded in others, net on the consolidated statement of operations as the amount is immaterial for the years ended December 31, 2023 and 2024. The Company’s proportionate share of the income or loss from its equity method investment is recorded in share of results of equity method investees on the consolidated statement of operations for the year ended December 31, 2025. The Company’s proportionate share of other comprehensive income is recorded in other comprehensive income. The Company reviews its investment periodically to determine if any investment may be impaired considering both qualitative and quantitative factors that may have a significant impact on the investees’ fair value. The Company did not record any impairment losses related to its equity method investment for the years ended December 31, 2023, 2024 and 2025.

Property and equipment

(i)   Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired under finance leases are initially recorded at the present value of minimum lease payments. Buildings and equipment under finance leases and leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset or improvement. Leasehold land is amortized on a straight-line basis over the lease term.

Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives of self-owned property and equipment are presented below.

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Construction in progress primarily consists of the cost of data center buildings and the related construction expenditures that are required to prepare the data center buildings for their intended use.

No depreciation is provided in respect of construction in progress until it is substantially completed and ready for its intended use. Once a data center building is ready for its intended use and becomes operational, construction in progress is transferred to the respective category of property and equipment and is depreciated over the estimated useful life of the underlying assets.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Leases

(j)   Leases

The Company is a lessee in a number of non-cancellable operating leases and finance leases, primarily for data centers, lands, offices and other equipment.

The Company determines if an arrangement is or contains a lease at its inception.

The Company recognizes lease liabilities and right-of-use (“ROU”) assets at lease commencement date. Lease liabilities are measured at the present value of unpaid lease payments at the lease commencement date and is subsequently measured at amortized cost using the effective-interest method. Since most of the Company’s leases do not provide an implicit rate, the Company uses its own incremental borrowing rate in determining the present value of unpaid lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The judgments used, which mainly include credit spread and credit rating of lessee, in the valuation of incremental borrowing rate of the leases are inherently subjective. Different assumptions or estimates could result in different accounting treatment for a lease.

ROU assets are initially measured at cost, which consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company. Variable lease payments are excluded from the measurement of ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. For operating leases, the Company recognizes a single lease cost on a straight-line basis over the remaining lease term. For finance leases, the ROU assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term. Amortization of the ROU assets are recognized and presented separately from interest expense on the lease liability. For leases acquired in business combinations or asset acquisitions, ROU assets are measured at the same amount as the lease liability as adjusted to reflect lease prepayments and favorable or unfavorable terms of the lease when compared with market terms.

Prior to the adoption of ASC 842, Leases, prepayment for land use rights are presented as prepaid land use rights on the consolidated balance sheet and are measured at cost and subsequently amortized using the straight-line method. Upon the adoption of ASC 842 on January 1, 2019, land use rights acquired are assessed in accordance with ASC 842 and recognized in operating lease ROU assets if they meet the definition of operating lease, or property and equipment if they meet the definition of finance lease.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise). As a practical expedient, the Company has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component.

The Company records an asset and related financing obligation for the estimated construction costs under build-to-suit lease arrangements where it controls the asset during construction. Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company accounted for costs incurred relating to the construction of the underlying assets before the lease commencement dates in accordance with ASC 360 on its balance sheet. In addition, the financing liability is reduced by the non-interest portion of the lease payments.

If a lease is modified and that modification is not accounted for as a separate contract, the classification of the lease is reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date.

Asset retirement costs

(k)   Asset retirement costs

The Company’s asset retirement obligations are primarily related to certain data center buildings, which are required to be returned to the landlords in their original condition.

The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the estimated useful life of the asset or the term of the lease subsequent to the initial measurement. The Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in cost of revenue.

Asset retirement obligations are recorded in accrued expenses and other payables and other long-term liabilities. The following table summarizes the activity of the asset retirement obligation liability of continuing operations:

Asset retirement obligations as of January 1, 2023	111,811
Additions	602
Accretion expense	6,599
Foreign exchange impact	27
Derecognition upon disposal of a subsidiary	(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(9,258)
Settlement	(2,103)
Asset retirement obligations as of December 31, 2023	106,318
Accretion expense	6,827
Foreign exchange impact	35
Revision in estimated cash flows as result of lease contracts modifications	(587)
Settlement	(490)
Asset retirement obligations as of December 31, 2024	112,103
Additions	2,918
Accretion expense	7,218
Foreign exchange impact	(24)
Settlement	(4,665)
Asset retirement obligations as of December 31, 2025	117,550

Intangible assets

(l)   Intangible assets

Intangible assets acquired in the acquisitions comprised of customer contracts and licenses.

The weighted-average amortization period by major intangible asset class is as follows:

Customer contracts	5-15 years
Licenses	20 years
Software	5 years

The amortization period of customer contracts is determined based on the remaining contractual period of the contracts with the customers at the time of acquisition and an estimate of the contract renewal period.

Licenses are amortized using a straight-line method over the terms of those licenses.

Prepaid land use rights

(m)   Prepaid land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR before the adoption of ASC 842, and are carried at cost less accumulated amortization. Amortization is provided on a straight-line basis over the remaining terms of the land use rights. As of December 31, 2025, the remaining terms of the land use rights range from 33 to 34 years.

Business combinations and goodwill

(n)  Business combinations and goodwill

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations.

The acquisition method of accounting requires the Company to estimate fair values of the separately identifiable assets acquired and liabilities assumed. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests.

The determination of fair values of the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the expected cash flows and industry comparisons.

Non-controlling interests for business combinations are measured at fair value at the acquisition date. The Company has elected an accounting policy to measure non-controlling interests in asset acquisition at carryover basis, which is based on the carrying amounts within the acquired entity.

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the acquisition that are not individually identified and separately recognized, which is the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is not deductible for tax purposes. Goodwill acquired in a business combination is assigned to reporting units that are expected to benefit from the synergies of the combination. When the Company reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned to the reporting units affected using a relative fair value allocation approach. When a portion of a reporting unit that constitutes a business is to be disposed of, goodwill associated with that business is included in the carrying amount of the business in determining the gain or loss on disposal. The amount of goodwill to be included in that carrying amount is based on the relative fair values of the business to be disposed of and the portion of the reporting unit that will be retained.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in macroeconomic conditions, the industry and market considerations, cost factors, overall financial performance, other relevant entity-specific events, and events affecting a reporting unit and share price. Application of the goodwill impairment test requires judgment, including the identification of the reporting unit, assignment of assets and liabilities to the reporting unit, assignment of goodwill to the reporting unit, and determination of the fair value of each reporting unit.

The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the goodwill impairment test. If it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the goodwill impairment test is not required. If the goodwill impairment test is required, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. Due to the changing market conditions and fluctuations in the share price of the Company, the Company performed quantitative assessment for the years ended December 31, 2023. The Company estimated fair value using the income approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary. For the years ended December 31, 2024 and 2025, the Company performed qualitative assessments and evaluated all abovementioned factors to conclude that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit. Therefore, no further quantitative impairment testing on goodwill was performed for the years ended December 31, 2024 and 2025. No impairment losses were recorded for goodwill for the years ended December 31, 2023, 2024 and 2025.

Impairment of long-lived assets

(o)   Impairment of long-lived assets

The Company tests long-lived assets (including property and equipment, prepaid land use rights, operating lease ROU assets and intangible assets subject to amortization) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If the carrying amount of an asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized in the amount of the excess of the asset group’s carrying value over its fair value. The Company determines the fair value of the data center assets based on the higher of the forecasted discounted cash flows expected to result from the data center assets’ operations and eventual disposition and the price market participants would pay to sub-lease and acquire the remaining data center assets. For the purposes of impairment testing of long-lived assets, the Company has concluded that an individual data center is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

When an impairment loss is recognized, the loss is allocated to the assets of the group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort.

For the year ended December 31, 2023, impairment losses for the Company’s data centers’ long-lived assets of RMB3,013,416 were recognized. For the year ended December 31, 2025, impairment losses of RMB1,561,235 were recognized, which were mainly due to lower sales price and slower move-in of certain data centers with fixed lease terms. No impairment loss was recorded for the year ended December 31, 2024.

Value-added-tax ("VAT")

(p)   Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity-by-entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheets.

At each balance sheet date, the Company reviews the balance of VAT recoverable for recoverability, taking into consideration of the indefinite life of the VAT recoverable as well as the Company’s forecasted operating results and capital spendings. The Company has not made an allowance for the recoverability of the VAT recoverable, as the balance is expected to be utilized to offset against VAT payables. The amount of VAT recoverable which is expected to be utilized by the Company within one year is classified as current asset, whereas the remaining balance is classified as non-current asset.

Commitment and contingencies

(q)   Commitment and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, unless it is immaterial, or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Revenue recognition

(r)   Revenue recognition

The Company recognizes revenue as the Company satisfies a performance obligation by transferring control over goods or services to a customer. For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time. Revenue is measured as the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

For contracts with customers that contain multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct or as a series of distinct obligations if the individual performance obligations meet the series criteria. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The transaction price is allocated to the separate performance obligation on a relative standalone selling price basis. The standalone selling price is determined based on overall pricing objectives, taking into consideration market conditions, geographic locations and other factors.

The Company derives substantially all of its revenue from the delivery of (i) colocation services; and (ii) managed services, including managed hosting services and managed cloud services.

Colocation services are services where the Company provides space, power and cooling to customers for housing and operating their IT system equipment in the Company’s data centers.

Managed hosting services are services where the Company provides outsourced services to manage the customers’ data center operations, including data migration, IT operations, security and data storage.

Managed cloud services are services where the Company offers direct private connection to major cloud platforms, an innovative service platform for managing hybrid clouds.

Contracts with customers for colocation services and managed services include i) those provide for variable considerations that are primarily based on the usage of such services. Revenues on such contracts are recognized based on the agreed usage-based fees as the actual services are rendered throughout the contract term; and ii) those provide for a fixed consideration over the contract service period. Revenue on such contracts is recognized on a straight-line basis over the term of the contract.

In certain colocation and managed hosting service contracts, the Company agrees to charge customers for their actual power consumption. Relevant revenue is recognized based on actual power consumption during each period. In certain other colocation and managed hosting service contracts, the Company specifies a fixed power consumption limit each month for customers. If a customer’s actual power consumption is below the limit, no additional fee is charged. If the actual power consumption is above the limit, the Company charges the customer additional power consumption fees calculated based on the portion of actual power consumption exceeding the limit, multiplied by a fixed unit price, which is determined based on market price, without providing the customer with any rights to acquire additional goods or services. Accordingly, relevant revenue is recognized each month based on actual additional power consumption fees.

The Company’s colocation service and managed service contracts with customers contain both lease and non-lease components. The Company elected to adopt the practical expedient which allows lessors to combine lease and non-lease components and account for them as one component if i) they have the same timing and pattern of transfer; and ii) the lease component, if accounted for separately, would be classified as an operating lease. In addition, the Company has performed a qualitative analysis to determine that the non-lease component is the predominant component of its revenue stream as the customer would ascribe more value to the services provided rather than to the lease component. Therefore, the combined component is accounted for in accordance with the current revenue accounting guidance (“ASC 606”). For contracts that do not meet the criteria for the practical expedient, the lease component is accounted for in accordance with the current lease accounting guidance (“ASC 842”), which is immaterial for the years ended December 31, 2023, 2024 and 2025.

Revenue recognized for colocation or managed hosting and cloud services delivered is recorded within accounts receivable if the Company has an unconditional right to the consideration. Otherwise, it is recorded as contract assets. The Company generally bills the customer on a monthly or quarterly basis in arrears.

Cash received in advance from customers prior to the transfer of the control of the colocation or managed hosting and cloud services is recorded as deferred revenue.

Cost of revenues

(s)   Cost of revenues

Cost of revenues consists primarily of utility costs, depreciation of property and equipment, labor costs, lease costs and other costs directly attributable to the provision of the service revenue and sales of IT equipment.

Research and development costs

(t)   Research and development costs

Research and development costs incurred during the application development stage of developing internal-use software are capitalized. Other research and development costs are expensed as incurred. Research and development costs consist primarily of payroll and related personnel costs for developing or significantly improving the Company’s services and products.

Government grants

(u)   Government grants

Government grants are recognized when receivable and when all the conditions for their receipt have been met. Subsidies that compensate the Company for expenditures incurred are recognized as a reduction of such expenditures. Subsidies that are not directly associated with expenditures are recognized as government grants in other income.

The Company received government subsidies for acquisitions of property and equipment that required the Company to meet certain conditions. The subsidies are recorded as a liability until the conditions are met and then recognized as a deduction of property and equipment and depreciated over the useful life of the related assets as a reduction of the depreciation charges. The Company received government subsidies that required the Company to operate in a particular area for a certain period. The Company recorded the subsidies as a liability when the subsidies were received and subsequently recognized as government grants in other income ratably over the period the Company is required to operate in the area.

As of December 31, 2024 and 2025, deferred government grants are recorded as follow:

	As of December 31,
	2024	2025

Accrued expenses and other payables	38	50
Other long-term liabilities	114,209	58,068
Deduction of property and equipment, net	9,909	91,647

Government grants for continuing operations were recognized as follows in the consolidated statements of operations:

	Years ended December 31,
	2023	2024	2025

Reduction of cost of revenue	1,262	1,787	5,640
Reduction of general and administrative expenses	—	—	131
Reduction of interest expenses	4,310	3,250	—
Government grants	84,410	27,253	30,944
Total	89,982	32,290	36,715

There were no significant commitment, contingencies or provision for recapture conditions for the government subsidies received for the years ended December 31, 2023, 2024 and 2025.

Capitalized interest

(v)   Capitalized interest

A reconciliation of total interest costs to ‘‘Interest expenses’’ for continuing operations as reported in the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025

Total interest costs	2,159,539	2,043,662	1,840,812
Less: interest costs capitalized	(223,002)	(119,031)	(51,914)
Interest expenses	1,936,537	1,924,631	1,788,898

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of that asset. The capitalization of interest costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use are in progress. Capitalization of interest costs is ceased when the asset is substantially complete and ready for its intended use. Other interest costs are recognized as an expense in the period in which they are incurred.

Debt issuance costs and commitment costs

(w)   Debt issuance costs and commitment costs

Debt issuance costs are capitalized and are amortized over the life of the related debts based on the effective interest method. Debt commitment costs are capitalized and are amortized over the commitment period of the facility on a straight-line basis. Such amortization is included as a component of interest expense.

Unamortised debt issuance costs of RMB139,016 and RMB207,452 are presented as a reduction of debt as of December 31, 2024 and 2025, respectively.

Unamortised debt issuance costs consisted of following:

	As of December 31,
	2024	2025
Short-term borrowings	3,789	3,238
Long-term borrowings	85,731	48,185
Convertible Bonds due 2029	12,480	6,634
Convertible Bonds due 2030	37,016	25,078
Convertible Bonds due 2032	—	124,317

Total	139,016	207,452

Income tax

(x)   Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets for which it is more likely than not that the related tax benefits will not be realized. The evaluation is based on the Company’s estimate of the future taxable income. The future taxable income incorporates the Company’s best estimates of utilization rates of relevant data centers based on historical utilization rates and the Company’s business plans. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Share-based compensation

(y)   Share-based compensation

The Company accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity -classified awards. The grant-date fair value of the award is recognized as compensation expense, net of forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for each separately vesting portion of the award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses, net of forfeitures, over the performance period when the performance goal becomes probable to achieve. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period. The rewards are earned upon attainment of identified performance goals.

Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses, net of forfeitures, over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

The Company accounts for forfeitures when they occur. Compensation cost previously recognized are reversed in the period the award is forfeited before completion of the requisite service period.

Share-based payment transactions with nonemployees in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified award”). The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the original award at the modification date. Therefore, as result of the modification, the Company recognizes share-based compensation that comprising (i) the amortization of the incremental compensation cost resulting from the modification over the term of the modified award and (ii) the amortization of any unrecognized compensation cost of the original award over the term of the modified award.

For further information on share-based compensation, see Note 20 below.

Employee benefits

(z)   Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 28% to 40% on a standard salary base as determined by local social security bureau. The Company has no further commitments beyond its monthly contributions. Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided.

Foreign currency translation and foreign currency risks

(aa)   Foreign currency translation and foreign currency risks

The functional currency of GDS Holdings is the United States dollar (“USD”), whereas the functional currency of its PRC subsidiaries and consolidated VIEs in PRC, subsidiaries in Hong Kong SAR and Macau SAR, subsidiaries in Singapore is the RMB, Hong Kong dollar (“HKD”) and Singapore dollar (“SGD”), respectively. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC.

Transactions denominated in currencies other than the functional currency are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet dates. Non-monetary items that are denominated in foreign currency are measured at the historical costs by using the exchange rates at the dates of the initial transactions. Exchange gains and losses are recognized in profit or loss and are reported in foreign currency exchange gain (loss) on a net basis.

The results of foreign operations are translated into RMB at the exchange rates as of the balance sheet date for assets and liabilities, the average daily exchange rate for each month for income and expense items and the historical exchange rates for equity accounts. Translation gains and losses are recorded in other comprehensive income and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents, restricted cash and time deposits denominated in RMB amounted to RMB6,258,846 and RMB11,098,019 as of December 31, 2024 and 2025, respectively.

As of December 31, 2025, the Company’s cash and cash equivalents, restricted cash and time deposits were deposited in major financial institutions located in PRC, Hong Kong SAR, Macau SAR, the United States of America (“US”) and Singapore and were denominated in the following currencies:

In thousands	RMB	USD	HKD	Japanese Yen	Euro	SGD
In PRC	11,046,705	506,552	—	—	—	—
In Hong Kong SAR	49,357	41,409	24,350	44,643	147	—
In Macau SAR	—	—	31,256	—	—	—
In US	—	106	—	—	—	—
In Singapore	1,957	7,230	—	—	—	9,963

Total in original currency	11,098,019	555,297	55,606	44,643	147	9,963
RMB equivalent	11,098,019	3,902,931	50,223	2,000	1,206	54,384

Concentration of credit risk

(bb) Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, time deposits and accounts receivable. The Company’s investment policy requires cash and cash equivalents, restricted cash and time deposits to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Company regularly evaluates the credit standing of the counterparties or financial institutions.

The Company conducts credit evaluations on its customers prior to transfer the control of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer. Otherwise the Company will require the customer to pay cash, post letters of credit to secure payment or to make significant down payments. Historically, credit losses on accounts receivable have been insignificant.

Earnings (loss) per share

(cc) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, under the two-class method in accordance with ASC 260, net income (loss) available to the Company’s ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities based on participating rights in undistributed earnings on a proportionate basis. The Company’s redeemable preferred shares (Note 16) are participating securities since the holders of these securities have the right to participate in dividends together with ordinary shareholders, in addition to the cumulative preferential dividend they enjoy. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted earnings (loss) per share is calculated by dividing net income (loss) available to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of redeemable preferred shares and convertible bonds (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per share if the impact is anti-dilutive.

Changes in accounting principle

(dd) Changes in accounting principle

The Company adopted the amendments in Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures in its consolidated financial statements for fiscal year ended December 31, 2025 on a prospective basis. This ASU amended disclosure requirements for income tax, including rate reconciliation as well as information on income taxes paid. Certain of the Company’s disclosures on income taxes have been expanded as a result of adopting this guidance.

Recently issued accounting standards

(ee) Recently issued accounting standards

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which required disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. It should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to any or all prior periods presented in the financial statements. The Company will adopt the disclosure requirements from annual reports for fiscal year ending December 31, 2027 and is currently in the process of evaluating the disclosure impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarified the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Under the amendments, to account for a settlement of a convertible debt instrument as an induced conversion, an inducement offer is required to provide the debt holder with, at a minimum, the consideration (in form and amount) issuable under the conversion privileges provided in the terms of the instrument. This ASU also made additional clarifications to assist stakeholders in applying the guidance. This ASU also clarified that the induced conversion guidance applies to a convertible debt instrument that is not currently convertible as long as it had a substantive conversion feature as of both its issuance date and the date the inducement offer is accepted. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in ASU 2020-06. This ASU permits an entity to apply the new guidance on either a prospective or a retrospective basis. The Company adopted the standard in the first quarter of 2026, and the adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provide a practical expedient that in developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this ASU prospectively. The Company adopted the standard in the first quarter of 2026, and the adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company will adopt the standard from fiscal year ending December 31, 2029 and is currently in the process of evaluating the impact on the Company’s consolidated financial statements.